Non-Controlling Interest - Schedule of Equity Attributable to the Non-Controlling Interest (Details) - Quest Packaging Solutions Corporation [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Attributable to the Non-Controlling Interest [Line Items]
Balance, beginning of year	$ 228	$ 228
Net loss attributable to non-controlling interest
Balance, end of year	$ 228	$ 228